TRANSAMERICA INCOME ELITESM II

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated November 10, 2014

to the

Prospectus dated May 1, 2014

Effective on or about November 10, 2014, the following investment options are generally available to policies:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Global Allocation Managed Risk – Balanced – Service Class(1)	Transamerica BlackRock Global Allocation Managed Risk – Balanced VP – Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk – Growth – Service Class(1)	Transamerica BlackRock Global Allocation Managed Risk – Growth VP – Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.

(1)	The TA BlackRock Global Allocation Managed Risk – Balanced – Service Class and TA BlackRock Global Allocation Managed Risk- Growth – Service Class investment options are not available in New York.

Please note:

•	These investment options may vary for certain policies and may not be available for all policies.

Effective on or about close of business November 7, 2014, based upon the underlying fund portfolio merger, the following subaccount will merge:

Existing Subaccount	Acquiring Subaccount
TA Vanguard ETF Portfolio – Aggressive Growth	TA Vanguard ETF Portfolio – Growth

Effective on or about November 10, 2014, based on changes to the underlying fund portfolio, the following changes apply to the TA PIMCO Real Return TIPS subaccount:

OLD SUBACCOUNT NAME	OLD PORTFOLIO NAME	OLD ADVISOR/SUBADVISOR
TA PIMCO Real Return TIPS – Service Class	Transamerica PIMCO Real Return TIPS VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum real return consistent with preservation of real capital and prudent investment management.

NEW SUBACCOUNT NAME	NEW PORTFOLIO NAME	NEW ADVISOR/SUBADVISOR
TA PineBridge Inflation Opportunities – Service Class	Transamerica PineBridge Inflation Opportunities VP – Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return, consistent with appreciation of capital.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Income EliteSM II dated May 1, 2014